Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

15.Commitments and Contingencies

Capital Commitment

The company entered agreements with Jimei University in May 2018 and December 2017 for the construction and maintenance of website respectively. The unpaid purchase amount of $6,972,599 are capital commi

Operating Lease Commiment

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi in the PRC. As of March 31, 2019, the Group had no obligation under long-term operating leases and financing lease requiring minimum rentals. As of March 31, 2019, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the period ended March 31, 2019 was $ 31,046, and was recorded in general and administrative expense on the consolidated statements of operations. On March 31, 2019, the Group had no future minimum payments under non-cancelable operating leases over one year.

As of March 31, 2019, future minimum payments under non-cancelable operating leases were as followings:

Future Lease Payments
Within one year	$58,677
Total	$58,677